Customer deposits and deposits from banks (Details) $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Time Deposits [Line Items]
Demand Deposits, Bearing a Special Negligible Interest Rate	$ 150,000	$ 175,000
Term, Within 3 months	1,491,824	988,554
Term, 3 to 6 months	165,586	296,385
Term, 6 to 12 months	91,755	153,246
Term, After 12 months	71,180	78,739
Total term	1,820,345	1,516,924
Total deposits	10,033,649	9,182,146
Non-interest-bearing, Demand	2,385,353	1,882,148
Interest-bearing, Demand	5,827,951	5,783,074
Total demand deposits	$ 8,213,304	$ 7,665,222
Weighted average interest rate, demand deposits	0.0006	0.0010
Customers
Time Deposits [Line Items]
Term, Within 3 months	$ 1,488,219	$ 984,655
Term, 3 to 6 months	165,486	296,385
Term, 6 to 12 months	91,755	153,246
Term, After 12 months	71,180	78,739
Total term	1,816,640	1,513,025
Total deposits	10,009,853	9,167,668
Non-interest-bearing, Demand	2,385,013	1,881,745
Interest-bearing, Demand	5,808,200	5,772,898
Total demand deposits	8,193,213	7,654,643
Banks
Time Deposits [Line Items]
Term, Within 3 months	3,605	3,899
Term, 3 to 6 months	100	0
Term, 6 to 12 months	0	0
Term, After 12 months	0	0
Total term	3,705	3,899
Total deposits	23,796	14,478
Non-interest-bearing, Demand	340	403
Interest-bearing, Demand	19,751	10,176
Total demand deposits	20,091	10,579
Bermuda | Customers
Time Deposits [Line Items]
Non-interest-bearing, Demand	1,733,684	1,348,878
Interest-bearing, Demand	3,013,401	2,390,952
Total demand deposits	4,747,085	3,739,830
Term, less than $100k, Within 3 months	14,091	15,902
Term, less than $100k, 3 to 6 months	4,309	4,757
Term, less than $100k, 6 to 12 months	9,068	10,035
Term, less than $100k, After 12 months	16,380	15,881
Total term, less than $100k	43,848	46,575
Total deposits, less than $100k	4,790,933	3,786,405
Term, $100k or More, Within 3 months	1,013,159	329,433
Term, $100k or More, 3 to 6 months	37,550	37,925
Term, $100k or More, 6 to 12 months	60,952	64,943
Term, $100k or More, After 12 months	44,507	53,002
Total term, $100k or More	1,156,168	485,303
Total deposits, More than $100k	1,156,168	485,303
Term, Within 3 months	1,027,250	345,335
Term, 3 to 6 months	41,859	42,682
Term, 6 to 12 months	70,020	74,978
Term, After 12 months	60,887	68,883
Total term	1,200,016	531,878
Total deposits	5,947,101	4,271,708
Bermuda | Banks
Time Deposits [Line Items]
Non-interest-bearing, Demand	340	403
Interest-bearing, Demand	0	0
Total demand deposits	340	403
Term, less than $100k, Within 3 months	4	0
Term, less than $100k, 3 to 6 months	0	0
Term, less than $100k, 6 to 12 months	0	0
Term, less than $100k, After 12 months	0	0
Total term, less than $100k	4	0
Total deposits, less than $100k	344	403
Non-Bermuda | Customers
Time Deposits [Line Items]
Term, less than $100k, Within 3 months	20,295	22,878
Term, less than $100k, 3 to 6 months	4,108	6,714
Term, less than $100k, 6 to 12 months	4,145	4,238
Term, less than $100k, After 12 months	783	376
Total term, less than $100k	29,331	34,206
Total deposits, less than $100k	3,475,459	3,949,019
Term, $100k or More, Within 3 months	440,674	616,442
Term, $100k or More, 3 to 6 months	119,519	246,989
Term, $100k or More, 6 to 12 months	17,590	74,030
Term, $100k or More, After 12 months	9,510	9,480
Total term, $100k or More	587,293	946,941
Total deposits, More than $100k	587,293	946,941
Term, Within 3 months	460,969	639,320
Term, 3 to 6 months	123,627	253,703
Term, 6 to 12 months	21,735	78,268
Term, After 12 months	10,293	9,856
Total term	616,624	981,147
Total deposits	4,062,752	4,895,960
Non-interest-bearing, Demand	651,329	532,867
Interest-bearing, Demand	2,794,799	3,381,946
Total demand deposits	3,446,128	3,914,813
Non-Bermuda | Banks
Time Deposits [Line Items]
Term, less than $100k, Within 3 months	0	0
Term, less than $100k, 3 to 6 months	0	0
Term, less than $100k, 6 to 12 months	0	0
Term, less than $100k, After 12 months	0	0
Total term, less than $100k	0	0
Total deposits, less than $100k	19,751	10,176
Term, $100k or More, Within 3 months	3,601	3,899
Term, $100k or More, 3 to 6 months	100	0
Term, $100k or More, 6 to 12 months	0	0
Term, $100k or More, After 12 months	0	0
Total term, $100k or More	3,701	3,899
Total deposits, More than $100k	3,701	3,899
Term, Within 3 months	3,601	3,899
Term, 3 to 6 months	100	0
Term, 6 to 12 months	0	0
Term, After 12 months	0	0
Total term	3,701	3,899
Total deposits	23,452	14,075
Non-interest-bearing, Demand	0	0
Interest-bearing, Demand	19,751	10,176
Total demand deposits	$ 19,751	$ 10,176